SHAREHOLDERS' EQUITY - Schedule of warrants and warrants units outstanding (Details) $ / shares in Units, $ in Thousands	6 Months Ended
Jun. 30, 2024 USD ($) $ / shares
Class of Warrant or Right [Line Items]
Number of warrants | $	$ 10,268,762
Exercise price | $ / shares	$ 88
August 2019 warrants [Member]
Class of Warrant or Right [Line Items]
Issuance Date	Aug. 22, 2019
Number of warrants | $	$ 205,268
Exercise price | $ / shares	$ 67.2	[1]
Exercisable through	Aug. 22, 2024
December 2019 warrants [Member]
Class of Warrant or Right [Line Items]
Issuance Date	Dec. 09, 2019
Number of warrants | $	$ 148,106
Exercise price | $ / shares	$ 67.2	[1]
Exercisable through	Dec. 08, 2024
Warrants to underwriters [Member]
Class of Warrant or Right [Line Items]
Issuance Date	Sep. 03, 2020
Number of warrants | $	$ 125,000
Exercise price | $ / shares	$ 100
Exercisable through	Sep. 01, 2025
Warrants to underwriter [Member]
Class of Warrant or Right [Line Items]
Issuance Date	Oct. 05, 2020
Number of warrants | $	$ 375,000
Exercise price | $ / shares	$ 88
Exercisable through	Sep. 03, 2025
IPO warrants [Member]
Class of Warrant or Right [Line Items]
Issuance Date	Sep. 03, 2020
Number of warrants | $	$ 2,812,170
Exercise price | $ / shares	$ 88
Exercisable through	Sep. 03, 2025
PIPE warrants [Member]
Class of Warrant or Right [Line Items]
Issuance Date	Mar. 11, 2021
Number of warrants | $	$ 232,500
Exercise price | $ / shares	$ 46
Exercisable through	Sep. 10, 2026
Warrants to PIPE placement agent [Member]
Class of Warrant or Right [Line Items]
Issuance Date	Mar. 11, 2021
Number of warrants | $	$ 52,173
Exercise price | $ / shares	$ 50.6
Exercisable through	Mar. 08, 2026
December 2023 warrants [Member]
Class of Warrant or Right [Line Items]
Issuance Date	Dec. 28, 2023	[2]
Number of warrants | $	$ 935,792	[2]
Exercise price | $ / shares	$ 0.8	[2]
Exercisable through	Apr. 15, 2029	[2]
December 2023 warrants [Member]
Class of Warrant or Right [Line Items]
Issuance Date	Dec. 28, 2023
Number of warrants | $	$ 32,753
Exercise price | $ / shares	$ 3.56
Exercisable through	Dec. 28, 2028
Warrants issued to investors [Member]
Class of Warrant or Right [Line Items]
Issuance Date	Apr. 15, 2024	[3]
Number of warrants | $	$ 5,000,000	[3]
Exercise price | $ / shares	$ 0.8	[3]
Exercisable through	Apr. 15, 2029	[3]
Warrants issued to underwriters [Member]
Class of Warrant or Right [Line Items]
Issuance Date	Apr. 15, 2024	[3]
Number of warrants | $	$ 350,000	[3]
Exercise price | $ / shares	$ 1	[3]
Exercisable through	Apr. 15, 2029	[3]

[1]	Each 10 warrants are exercisable into one IPO unit consisting of one share and one IPO warrant with an exercise price of $88.00 (Note 5d).
[2]	On April 15, 2024, the Company amended the terms of certain existing warrants to purchase up to an aggregate of 935,792 ordinary shares that were previously issued in December 2023 (the “December 2023 Warrants”). Pursuant to the terms of the amendment, the exercise price of the December 2023 Warrants was reduced from $2.85 per share to $0.80 per share, and the expiration date was amended from December 28, 2028 to April 15, 2029, due to the change of the exercise price of the 935,792 warrants, the fair value of the warrants was increased by 177 which the company registered and offset in the same amount, in the additional paid in capital, the company used black and Scholes model with these estimations: expected terms of 4.75 years, interest risk free of 4.68%, yearly volatility of 97.24%.
[3]	In April 15, 2024 the company issued to investors 5,000,000 warrants with an exercise price of $0.80 and additional 350,000 warrants with exercise price of $1.00 to the underwriters. (Note 5d)